Document And Entity Information	Sep. 09, 2026
Document Information [Line Items]
Entity, Registrant Name	FitLife Brands, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 09, 2026
Entity, File Number	000-52369
Entity, Incorporation, State or Country Code	NV
Entity, Tax Identification Number	20-3464383
Entity, Address, Address Line One	5214 S. 136th Street
Entity, Address, City or Town	Omaha
Entity, Address, State or Province	NE
Entity, Address, Postal Zip Code	68137
City Area Code	402
Local Phone Number	884-1894
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FTLF
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001374328